OPERATING LEASES (Details Narrative)	9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Operating lease description	the Company has twenty-one separate operating lease agreements for three office spaces, one warehouse and seventeen stores in PRC with remaining lease terms of from 1 month to 43 months	the Company has twenty-one separate operating lease agreements for three office spaces, one warehouse and seventeen stores in PRC with remaining lease terms of from 1 month to 43 months	the Company has twenty separate operating lease agreements for three office spaces, one warehouse and sixteen stores in PRC with remaining lease terms of from 3 months to 52 months.	the Company has twenty separate operating lease agreements for three office spaces, one warehouse and sixteen stores in PRC with remaining lease terms of from 3 months to 52 months.
Operating lease, expense			$ 171,540		$ 150,992
Lessee operating lease term extended	Sep. 30, 2026	Sep. 30, 2026
Qingmei Lin [Member] | Operating Lease Agreement [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Operating lease description	The agreement covers the period from January 1, 2019 to April 30, 2027	The agreement covers the period from January 1, 2019 to April 30, 2027	The agreement covers the period from January 1, 2019 to April 30, 2027 with the monthly rent expense of RMB10,000	The agreement covers the period from January 1, 2019 to April 30, 2027 with the monthly rent expense of RMB10,000
Payments for rent	$ 1,424	¥ 10,000	$ 1,490	¥ 10,000
Mr. Hongwei Ye [Member] | Operating Lease Agreement [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Payments for rent	$ 138	¥ 960	$ 143	¥ 960